Acquisition Acquisition (Revenues and Earnings from MarkWest Included in Consolidated Statements of Income) (Details) - MarkWest [Member] $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Revenues and other income	$ 126
Income from operations	$ 32